Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 18,186	$ 25,013	$ 28,318
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation, including discontinued operations	34,557	34,160	33,174
Loss on impairment of hotels held for sale	6,640	0	0
Gain from settlement of contingency	0	0	(3,099)
Amortization of deferred financing costs, fair value adjustments and other non-cash expenses, net	256	491	665
Changes in operating assets and liabilities:
Increase in due from third party managers, net	(372)	(597)	(190)
Decrease (increase) in other assets	145	1	(33)
Increase in accounts payable and accrued expenses	1,394	967	1,080
Net cash provided by operating activities	60,806	60,035	59,915
Cash flows from investing activities:
Capital improvements	(8,237)	(7,671)	(4,234)
Additions to ownership interest in non-hotel properties	0	(101)	(125)
Net decrease (increase) in capital improvement reserves	(3,897)	890	2,049
Net cash used in investing activities	(12,134)	(6,882)	(2,310)
Cash flows from financing activities:
Net proceeds related to issuance of Units	16,004	21,987	24,745
Redemptions of Units	(17,832)	(32,027)	(40,680)
Distributions paid to common shareholders	(69,969)	(70,404)	(71,340)
Net proceeds from (payments on) extinguished credit facility	(64,700)	19,800	33,390
Net proceeds from existing credit facility	35,600	0	0
Proceeds from mortgage debt	63,000	10,500	0
Payments on mortgage debt	(10,021)	(2,874)	(2,563)
Deferred financing costs	(754)	(135)	(1,157)
Net cash used in financing activities	(48,672)	(53,153)	(57,605)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Supplemental information:
Interest paid	$ 10,881	$ 9,959	$ 7,980